Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 224,720	$ 174,223
Restricted cash	16,339	3,153
Marketable securities	1,534	3,642
Marketable securities pledged to creditors	4,890	7,323
Trade accounts receivable, net	65,930	63,245
Related party receivables	8,169	15,581
Other receivables	15,447	25,468
Inventories	45,246	66,664
Voyages in progress	67,260	71,339
Prepaid expenses and accrued income	16,636	11,167
Investment in finance lease	0	157
Other current assets	2,306	6,526
Total current assets	468,477	448,488
Long-term assets
Newbuildings	28,828	46,068
Vessels and equipment, net	3,346,183	2,579,905
Vessels and equipment under finance leases, net	57,872	418,390
Right-of-use assets under operating leases	17,473	12,058
Investment in finance lease	0	10,822
Investment in associated company	4,164	4,927
Goodwill	112,452	112,452
Loan notes receivable	1,500	0
Long-term derivative instruments receivable	0	148
Prepaid consideration	0	55,287
Other long-term assets	14,704	9,273
Total assets	4,051,653	3,697,818
Current liabilities
Short-term debt and current portion of long-term debt	532,289	438,962
Current portion of obligations under finance leases	7,530	283,463
Current portion of obligations under operating leases	10,315	4,916
Related party payables	19,901	20,186
Trade accounts payable	10,476	13,042
Accrued expenses	42,380	75,745
Derivative instruments payable	25,650	4,264
Other current liabilities	17,798	7,545
Total current liabilities	666,339	848,123
Long-term debt	1,653,297	1,254,417
Obligations under finance leases	52,444	76,447
Obligations under operating leases	7,434	7,561
Other long-term liabilities	6,333	1,062
Total liabilities	2,385,847	2,187,610
Commitments and contingencies
Equity
Share capital (197,692,321 shares. 2019: 196,894,321. Par value $1.00)	197,692	196,894
Additional paid in capital	402,021	397,210
Contributed surplus	1,004,094	1,070,688
Accumulated other comprehensive income	294	330
Retained earnings (deficit)	61,410	(155,146)
Total equity attributable to the Company	1,665,511	1,509,976
Non-controlling interest	295	232
Total equity	1,665,806	1,510,208
Total liabilities and equity	$ 4,051,653	$ 3,697,818